Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Payments [Abstract]
Schedule of Employee Option Activity

A summary of employee option activity under the Comm-IT Solutions 2022 Plan as of December 31, 2023 and changes during the year ended December 31, 2024 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)
Outstanding at January 1, 2024	4,028	$256.79	6.94
Granted	116	1,767.79
Exercised	(451)	-

Outstanding at December 31, 2024	3,693	252.74	5.94

Exercisable at December 31, 2024	3,388	$142.65	5.93

Schedule of Options Outstanding

The options outstanding as of December 31, 2024, have been separated into exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Weighted average exercise price of exercisable options
In $
-	2,787	5.92	2,787	$-
116.83	297	5.99	297	116.83
1,475.76	609	5.99	304	1,475.76
	3,693	5.94	3,388	$142.65

Schedule of Fair Value of the Options Granted Using the Binomial Model

The fair value of the options granted in 2022 and 2024 using the Binomial model, was estimated on the date of grant with the following assumptions:

	Year ended December 31, 2022	Year ended December 31, 2024

Share price	$2,110	$3,635
Contractual life	8 years	7 years
Expected exercise factor	1.5	1.5
Dividend yield	0%	0%
Expected volatility (weighted average)	41%	41%
Risk-free interest rate	3.28%-3.65%	5.01%- 4.27%
Fair value of option at the grant date	$1,078-$2,126	$2,360

Schedule of Share-Based Payment Expense

During the years ended December 31 2022, 2023 and 2024 the Company share-based payment expense under the 2007 plan and Comm-IT Solution 2022 Plan amounted to $2,079, $3,798 and $1,607 respectively, as follows:

	Year ended December 31,
	2022	2023	2024

Selling and marketing expenses	$(56)	$(225)	$-
General and administrative expenses	2,135	4,023	1,607
	$2,079	$3,798	$1,607